General	9 Months Ended
Sep. 30, 2014
General
General

(1) General

Organization

Interim Financial Information

The consolidated financial statements included herein, which have not been audited pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"), reflect all adjustments which, in the opinion of management, are necessary for a fair presentation of financial position, results of operations and cash flows for the interim periods on a basis consistent with the annual audited statements. All such adjustments are of a normal recurring nature. The results of operations for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for a full year. Certain information, accounting policies and footnote disclosures normally included in condensed consolidated financial statements prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP") have been omitted pursuant to such rules and regulations, although we believe that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements included in our Annual Report on Form 10-K/A filed by CVSL Inc. ("the Company," and together with the Company's consolidated subsidiaries, "we", "us" and "our"), for the year ended December 31, 2013, filed with the SEC on October 22, 2014 ("Form 10-K/A").

Reclassifications

The Company has reclassified certain amounts previously reported in our Quarterly Report on Form 10-Q for the quarter ended September 30, 2013 ("Form 10-Q") to conform to our consolidated financial statements presented for the year ended December 31, 2013 in our Form 10-K/A and subsequent quarters. These changes had no impact on operating or net loss. The operating losses of $1.3 million and $5.6 million for the three and nine months ended September 30, 2013, respectively, in this Form 10-Q remain unchanged. For the three and nine months ended September 30, 2013 commission and incentives expense of $2.8 million and $6.0 million, respectively, is now shown as a separate expense line item as opposed to being included in program costs and discounts. Program costs and discounts decreased $2.6 million and $5.4 million for the three and nine months ended September 30, 2013. Miscellaneous revenues of $0.5 million and $1.1 million that had previously been classified as an offset to selling, general and administrative costs have been reclassified as revenue for the three and nine months ended September 30, 2013, respectively. Gross profit increased $3.3 million and $6.5 million for the three and nine months ended September 30, 2013 as a result of the reclassification.

The intial presentation relating to commissions and incentives were included in both program costs and discounts and in selling, general and administrative expenses in the consolidated financial statements of operations. Certain personal sales incentives were presented in program costs and discounts as they represent what are referred to as retained commissions in the party plan segment of the direct selling industry. Other commissions related to a consultant's downline (override commissions) were recorded and presented in selling, general and administrative expenses. As we acquired other companies in the direct selling industry, we noticed variations of compensation plans and presentation in the statements of operations. As a result, we decided to standardize our presentation of commissions and incentives. We added the commissions and incentives category for the year-ended December 31, 2013. During the first quarter ended March 31, 2014 and 2013, the second quarter ended June 30, 2014 and 2013 and the third quarter ended September 30, 2014 and 2013, we presented the commissions and incentives based upon the presentation for the year-ended December 31, 2013.

Significant Accounting Policies

The Company has expanded its disclosure of the policies below in response to certain comments from the SEC. Other than the expanded disclosure below there have been no material changes to our significant accounting policies during the three and nine months ended September 30, 2014, as compared to the significant accounting policies disclosed in Note 2 of our consolidated financial statements in the Form 10-K/A for the year ended December 31, 2013.

Revenue Recognition and Deferred Revenue

In the ordinary course of business, the Company receives payments, primarily via credit card, for the sale of products at the time customers place orders. Sales and related fees such as shipping and handling, net of applicable sales discounts, are recorded as revenue when the product is shipped and when title and the risk of ownership passes to the customer. The Company presents revenues net of any taxes collected from customers which are remitted to governmental authorities. Payments received for undelivered products are recorded as deferred revenue and are included in current liabilities on our consolidated balance sheets. Certain incentives offered to our independent sales representatives and their customers, including sales discounts, described in the paragraph below are classified as program costs and discounts. A provision for product returns and allowances is recorded and is founded on historical experience and is classified as a reduction of net revenues. At September 30, 2014 and December 31, 2013, our allowance for sales returns totaled $194,792 and $221,396, respectively.

Program Costs and Discounts

Program costs and discounts represent various methods of promoting our products. The Company offers benefits such as discounts on starter kits for new consultants, promotional pricing for the host of a home show, which may vary depending on the value of the orders placed and general discounts on our products.

Goodwill and Other Intangibles

Our management performs its goodwill and other indefinite-lived intangible impairment tests annually or when changes in circumstances indicate an impairment event may have occurred by estimating the fair value of each reporting unit compared to its carrying value. Our reporting units represent an operating segment or a reporting level below an operating segment. Additionally, the reporting units are aggregated based on similar economic characteristics, nature of products and services, nature of production processes, type of customers and distribution methods. We use a discounted cash flow model and a market approach to calculate the fair value of our reporting units. The model includes a number of significant assumptions and estimates regarding future cash flows and these estimates could be materially impacted by adverse changes in market conditions.

Goodwill is measured for impairment by comparing the fair value of the reporting unit to its carrying value, including goodwill. If the fair value of the reporting unit is less than the carrying value, a second step is performed to determine the implied fair value of goodwill. If the implied fair value of goodwill is lower than its carrying value, an impairment charge equal to the difference is recorded. After the Share Exchange Agreement in 2012, we determined that the goodwill associated with that acquisition was impaired. As a result, we recorded $2,488,708 in goodwill impairment that represented all goodwill associated with the Share Exchange Agreement. The impairment charge is included in the consolidated statements of operations for the year ended December 31, 2012. Indefinite-lived assets are measured for impairment by comparing the fair value of the indefinite-lived intangible asset to its carrying value. If the fair value of the indefinite-lived intangible asset is lower than its carrying value, an impairment charge equal to the difference is recorded.

Leases

Leases are contractual agreements between lessees and lessors in which lessees get the right to use leased assets for a specified period in exchange for regular payments. Capital leases resemble asset purchases because there is an implied transfer of the benefits and risks of ownership from lessor to lessee, and the lessee is responsible for repairs and maintenance. We treat asset leases as capital leases if the life of the lease exceeds 75 percent of the asset's useful life, there is an ownership transfer to the lessee at the end of the lease, the lessee purchases the asset at a "bargain" price relative to fair market value at the end of the lease or the discounted present value of the lease payments exceeds 90 percenf of the fair-market value of the asset at the beginning of the lease term.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Examples include provisions for bad debts, useful lives of property and equipment, impairment of goodwill, other intangibles and property and equipment, deferred taxes, and the provision for and disclosure of litigation and loss contingencies. Actual results may differ materially from those estimates.

Business Overview and Current Plans

We operate a multi-brand direct selling/micro-enterprise company that employs innovative operational, marketing, social networking and e-commerce strategies to drive a high-growth global business. We are engaged in a long-term strategy to develop a large, diverse company in the micro-enterprise sector that combines the entrepreneurship, innovation and relationship-based commerce of micro-enterprises with the infrastructure and operational excellence of a large scale company. We seek to acquire companies primarily in the micro-enterprise (direct-selling) sector and companies potentially engaging in businesses related to micro-enterprise.

In considering appropriate acquisition targets, we anticipate that we will evaluate companies of varying sizes in our targeted space, particularly companies that management believes are accretive or otherwise add value to our businesses. We plan to consider companies that are currently profitable and looking to enhance their growth, as well as companies that have experienced financial and operational difficulties or limitations and can, in our opinion, be strengthened by improved strategic and tactical guidance. All of the acquisitions, large or small, profitable or otherwise, will add additional coordinates of sellers and customers, thereby adding size and continually increasing the scope of our network of networks. Our acquisitions include:

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  100% ownership of Uppercase Acquisition, Inc. ("UAI") in March 2014, which operates Uppercase Living ("Uppercase Living"), a direct seller of an extensive line of customizable vinyl expressions for display on walls.

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  100.0% ownership of Paperly, Inc. in December 2013, a direct seller that allows its independent sales consultants to work with customers to design and create custom stationery through home parties, events and individual appointments.

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  A 90.0% controlling interest in My Secret Kitchen, Ltd ("MSK") in December 2013, an award-winning United Kingdom-based direct seller of a unique line of food products.

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  Substantially 100.0% of Agel Enterprises Inc. ("AEI"). Because of foreign ownership regulations in our Argentina, Colombia, Mexico and Panama subsidiaries, AEI is limited to 99.0% ownership in these subsidiaries. An individual owns an approximately 1.0% noncontrolling interest in these subsidiaries of AEI. AEI is a direct-selling business based in Pleasant Grove, Utah that sells nutritional supplements and skin care products through a worldwide network of independent sales representatives. AEI's products are sold in over 40 countries.

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  100.0% ownership of CVSL TBT LLC (which operates Project Home, formerly conducting business under the name Tomboy Tools) in October 2013, a direct seller of a line of tools designed for women, as well as home security monitoring services.

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  100.0% ownership of Your Inspiration At Home Pty Ltd. ("YIAH") in August 2013, an innovative and award-winning direct seller of hand-crafted spices from around the world. YIAH originated in Australia and has expanded its operations to North America.

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  A 51.7% controlling interest in The Longaberger Company ("TLC") in March 2013. TLC is a direct-selling business based in Newark, Ohio that sells premium hand-crafted baskets and a line of products for the home, including pottery, cookware, wrought iron and other home décor products, through a nationwide network of independent sales representatives. TLC also has showrooms in various states, which offer merchandise and serve as sales force support centers.

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  100.0% of Happenings Communications Group, Inc. ("HCG") in September 2012. HCG publishes a monthly magazine, Happenings Magazine that references events and attractions, entertainment and recreation, and people and community in Northeast Pennsylvania. HCG also provides marketing and creative services to various companies, and can provide such services to direct-selling businesses.